COMMON STOCK (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 04, 2014	Oct. 25, 2013	Jan. 02, 2013	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Equity [Abstract]
Common Stock, Shares Authorized				250,000,000		250,000,000		250,000,000	250,000,000
Common Stock, Par Value				$ 0.001		$ 0.001		$ 0.001	$ .001
Common Stock, Shares Issued and Outstanding				132,900,000		132,900,000		132,900,000	132,900,000
Common Stock Issued for Cash, Shares	2,000,000	30,900,000	100,000,000
Common Stock Issued for Cash, Value	$ 10,000	$ 15,450	$ 5,000
Common Stock Issued for Cash, Par Value		$ 0.01	$ 0.001
Stock Split				20:1	20:1	20:1	20:1	20:1	20:1
Date of Forward Split						Sep. 09, 2014		Sep. 09, 2014
Date of Increase in Authorized Shares						Aug. 05, 2014		Aug. 05, 2014
Inrease in Authorized Shares						250,000,000		250,000,000